Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 37,494	$ 325,551
Accounts receivable, net of allowance	3,564,770	448,098
Inventories	13,441	16,038
Other current assets	20,230	80,110
Deferred tax asset, current	0	268,099
Current assets	3,635,935	1,137,896
Property and equipment, net	27,782	32,892
Accounts receivable, long-term	983,440	160,694
Debt issuance cost, net	24,361	98,160
Other assets	5,879	5,879
Deferred tax asset	248,455	59,507
Total assets	4,925,852	1,495,028
Current liabilities:
Accounts payable	1,602,495	163,536
Accrued liabilities	187,502	20,095
Accrued interest	1,011,414	440,950
Notes payable to related parties, current portion	406,664	152,500
Notes payable, current portion	1,842,719	1,096,203
Convertible notes, current portion	3,796,875	1,008,450
Settlement liability	248,000	56,000
Deferred tax liability, current	459,411
Current liabilities	9,555,080	2,937,734
Notes payable to related parties, net of current portion		150,000
Notes payable, net of current portion and discount		218,506
Convertible notes, net of current portion		3,121,625
Total liabilities	9,555,080	6,427,865
Commitments and contingencies (Note 7)
Stockholders' Deficit:
Common stock, no par, 100,000,000 shares authorized; 11,225,960 and 10,895,293 issued and 10,836,337 and 10,895,293 outstanding at December 31, 2013 and 2012, respectively	6,175,425	5,844,758
Additional paid-in capital	17,141,689	17,198,808
Accumulated deficit	(40,053,599)	(40,283,660)
Related party receivable		(108,243)
Treasury stock at cost, 389,623 and 0 shares at December 31, 2013 and 2012, respectively	(200,000)
Total stockholders' deficit	(4,629,228)	(4,932,837)
Total liabilities and stockholders' deficit	4,925,852	1,495,028
Series A Preferred Stock [Member]
Stockholders' Deficit:
Series A convertible preferred stock, no par, 200,000 shares authorized; 123,072 and 124,155 issued and outstanding at December 31, 2013 and 2012, respectively	$ 12,307,257	$ 12,415,500